DISTRIBUTION AGREEMENTS (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Better World [Member]	Dec. 31, 2010 Goldenston Worldwide Limited [Member]	Jun. 30, 2013 Distribution Agreements [Member]	Jun. 30, 2012 Distribution Agreements [Member]	Jun. 30, 2013 Distribution Agreements [Member]	Jun. 30, 2012 Distribution Agreements [Member]
Distribution Agreements [Line Items]
Depreciation and amortization	$ 1,773,000	$ 1,298,000	$ 4,004,000	$ 3,605,000				$ 360,000	$ 560,000	$ 720,000	$ 1,100,000
Purchase of fixed assets and intangibles, shares						6	30
Purchase of fixed assets and intangibles						$ 2,160,000	$ 14,400,000
Percentage acquired in Jonway Auto					51.00%		51.00%